MORGAN STANLEY LIQUID ASSET FUND INC.

522 Fifth Avenue

New York, New York 10036

December 26, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Liquid Asset Fund Inc.
File No. 2-53856 and 811-2575
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 20, 2007.

Very truly yours,

/s/ Joanne Doldo
Joanne Doldo
Assistant Secretary

cc:	Amy R. Doberman, Esq.
Larry Greene